Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INCOME FUND /MA/
Prospectus Date	rr_ProspectusDate	Sep. 29, 2018
07.31 Fidelity Managed Retirement Funds Retail Combo PRO-07 | Fidelity Managed Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
September 29, 2018
Prospectus

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.
  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	11
International Equity Funds*	8
Bond Funds*	59
Short-Term Funds*	22

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

07.31 Fidelity Managed Retirement Funds Retail Combo PRO-07 | Fidelity Managed Retirement Income Fund | Fidelity Managed Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.45%	[1]
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	$ 567

[1]	Adjusted to reflect current fees.